SHARE BASED COMPENSATION (Summary of Fair Value Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 16, 2013	Jan. 01, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			51.70%
Expected dividends yield	0.00%	0.00%	0.00%
Exercise multiple	2.0	2.0	2.2
Risk-free interest rate per annum			3.81%
Estimated fair value of underlying ordinary shares (per share)			$ 8.60
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	63.50%	62.30%
Risk-free interest rate per annum	2.15%	2.68%
Estimated fair value of underlying ordinary shares (per share)	$ 9.99	$ 9.28			$ 3.75
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	68.80%	70.90%
Risk-free interest rate per annum	3.18%	2.99%
Estimated fair value of underlying ordinary shares (per share)	$ 16.54	$ 12.85		$ 5.69